NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
NET LOSS PER SHARE [Text Block]
NOTE 6 -	NET LOSS PER SHARE

The net loss and the weighted average number of common shares used in computing basic and diluted net loss per share during the reported periods, are as follows:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	(Unaudited)

Numerator:
Net basic loss attributable to shareholders of the Company	$(6,638)	$(34)	$(4,361)	$(309)
Change in fair value of derivative pre-funded warrant liability	$-	$(124)	$-	$-
Net diluted loss	$(6,638)	$(158)	$(4,361)	$(309)

Denominator:
Common shares used in computing basic net loss per share	7,764	3,173	9,267	3,261
Common shares to be issued upon exercise of derivative pre-funded warrant liability	-	123	-	-
Common shares used in computing diluted net loss per share	7,764	3,296	9,267	3,261

Basic net loss per common share	$(0.85)	$(0.01)	$(0.47)	$(0.09)
Diluted net loss per common share	$(0.85)	$(0.05)	$(0.47)	$(0.09)